UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Brian C. Janssen

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Washington Mutual Investors FundSM Semi-annual report for the six months ended October 31, 2020

We seek to generate
income and find
opportunities to grow
principal through
investment in high-
quality common stocks

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.93%	10.19%	11.23%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated June 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.62%.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for Washington Mutual Investors Fund for the periods ended October 31, 2020, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AWSHX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
7	Financial statements
9	Notes to financial statements
17	Financial highlights

Results at a glance

Total returns for periods ended October 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	7.00%	–0.61%	9.03%	11.21%	11.63%
Standard & Poor’s 500 Composite Index*	13.29	9.71	11.71	13.01	10.79

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Washington Mutual Investors Fund	1

Investment portfolio October 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.94%
Broadcom	5.01
Comcast	4.00
UnitedHealth Group	3.31
Johnson & Johnson	2.36
Pfizer	2.26
Marsh & McLennan	1.99
BlackRock	1.97
Home Depot	1.92
Verizon Communications	1.87

Common stocks 97.36%	Shares	Value (000)
Information technology 18.63%
Microsoft Corp.	35,049,830	$7,096,539
Broadcom Inc.	16,125,266	5,637,877
Intel Corp.	47,688,130	2,111,630
Visa Inc., Class A	6,223,226	1,130,822
ASML Holding NV (New York registered) (ADR)	2,771,678	1,001,158
Apple Inc.	8,910,764	970,026
Fidelity National Information Services, Inc.	5,899,690	735,042
KLA Corp.	2,746,333	541,522
TE Connectivity Ltd.	5,089,086	493,031
Applied Materials, Inc.	7,992,126	473,374
Automatic Data Processing, Inc.	2,795,000	441,498
Mastercard Inc., Class A	1,249,707	360,715
Paychex, Inc.	2,846,845	234,153
Texas Instruments Inc.	1,566,064	226,437
NetApp, Inc.	4,431,558	194,501
VMware, Inc., Class A1	1,494,801	192,426
Motorola Solutions, Inc.	599,327	94,730
Cisco Systems, Inc.	2,467,696	88,590
SAP SE (ADR)	772,491	82,525
EPAM Systems, Inc.[1]	201,031	62,109
Jack Henry & Associates, Inc.	316,751	46,958
Analog Devices, Inc.	311,364	36,906
Micron Technology, Inc.[1]	42,509	2,140
		22,254,709

Health care 18.29%
UnitedHealth Group Inc.	12,963,586	3,955,709
Johnson & Johnson	20,583,821	2,822,248
Pfizer Inc.	76,020,493	2,697,207
Humana Inc.	5,202,392	2,077,211
CVS Health Corp.	25,133,369	1,409,731
Gilead Sciences, Inc.	21,095,379	1,226,696
Merck & Co., Inc.	15,687,405	1,179,850
AstraZeneca PLC (ADR)	21,353,640	1,071,099
Abbott Laboratories	9,662,989	1,015,677
Thermo Fisher Scientific Inc.	1,525,035	721,524
Cigna Corp.	4,060,934	678,054
Danaher Corp.	2,923,763	671,120
Anthem, Inc.	2,266,899	618,410
Eli Lilly and Company	3,700,497	482,767
Baxter International Inc.	3,096,775	240,217
AbbVie Inc.	2,332,518	198,497
GlaxoSmithKline PLC (ADR)	5,212,267	174,194
Zoetis Inc., Class A	995,828	157,888
Novo Nordisk A/S, Class B (ADR)	2,161,822	138,119
Roche Holding AG (ADR)	2,811,491	112,431

2	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Edwards Lifesciences Corp.[1]	1,324,247	$94,935
Zimmer Biomet Holdings, Inc.	604,488	79,853
Novartis AG (ADR)	325,174	25,390
		21,848,827

Financials 15.82%
Marsh & McLennan Companies, Inc.	22,934,723	2,372,826
BlackRock, Inc.	3,926,455	2,352,771
CME Group Inc., Class A	14,027,878	2,114,282
JPMorgan Chase & Co.	18,815,218	1,844,644
Chubb Ltd.	9,791,550	1,272,020
PNC Financial Services Group, Inc.	11,173,848	1,250,130
Truist Financial Corp.	25,468,080	1,072,716
Intercontinental Exchange, Inc.	8,660,609	817,561
Capital One Financial Corp.	9,269,551	677,419
Nasdaq, Inc.	5,078,715	614,474
S&P Global Inc.	1,771,731	571,791
Travelers Companies, Inc.	4,624,956	558,278
Bank of America Corp.	23,544,415	558,003
KeyCorp	38,803,694	503,672
Aon PLC, Class A	2,422,583	445,779
Regions Financial Corp.	30,401,868	404,345
Bank of Nova Scotia	5,846,121	242,965
Moody’s Corp.	897,066	235,839
Citigroup Inc.	5,480,936	227,020
Discover Financial Services	3,445,000	223,959
KKR & Co. Inc.	5,096,303	174,039
Citizens Financial Group, Inc.	5,477,883	149,272
Everest Re Group, Ltd.	372,043	73,322
Eaton Vance Corp., nonvoting shares	1,085,023	64,874
State Street Corp.	751,543	44,266
Bank of New York Mellon Corp.	946,707	32,529
		18,898,796

Industrials 11.62%
Northrop Grumman Corp.	7,393,877	2,142,893
Lockheed Martin Corp.	5,507,862	1,928,468
Honeywell International Inc.	10,668,190	1,759,718
CSX Corp.	18,442,996	1,455,890
Union Pacific Corp.	6,363,243	1,127,503
PACCAR Inc.	11,265,312	961,832
Norfolk Southern Corp.	3,357,855	702,195
Johnson Controls International PLC	12,600,330	531,860
Caterpillar Inc.	3,214,945	504,907
L3Harris Technologies, Inc.	2,719,225	438,094
Raytheon Technologies Corp.	5,313,846	288,648
Boeing Company	1,874,623	270,677
Equifax Inc.	1,888,806	258,011
Waste Connections, Inc.	2,242,077	222,683
Deere & Company	902,570	203,900
ABB Ltd (ADR)	7,863,509	191,005
RELX PLC (ADR)	7,177,714	141,616
Air Lease Corp., Class A	4,562,469	124,282
Republic Services, Inc.	1,395,147	123,010
Parker-Hannifin Corp.	550,000	114,598
Emerson Electric Co.	1,760,000	114,030
Westinghouse Air Brake Technologies Corp.	1,779,033	105,497
Cummins Inc.	415,411	91,345
Nidec Corp. (ADR)	2,351,819	59,477
Waste Management, Inc.	222,542	24,015
		13,886,154

Washington Mutual Investors Fund	3

Common stocks (continued)	Shares	Value (000)
Communication services 7.96%
Comcast Corp., Class A	113,287,655	$4,785,270
Verizon Communications Inc.	39,180,552	2,232,900
Alphabet Inc., Class A1	353,873	571,898
Alphabet Inc., Class C1	350,018	567,382
Facebook, Inc., Class A1	3,985,400	1,048,599
Activision Blizzard, Inc.	2,877,811	217,937
Nexstar Media Group, Inc.	1,115,033	91,879
		9,515,865

Consumer staples 7.11%
Nestlé SA (ADR)	17,725,854	1,990,082
Mondelez International, Inc.	15,815,815	840,136
Costco Wholesale Corp.	2,189,204	782,903
Conagra Brands, Inc.	21,146,083	742,016
Keurig Dr Pepper Inc.	25,426,056	683,961
Colgate-Palmolive Company	8,616,860	679,784
Hormel Foods Corp.	10,000,000	486,900
Reckitt Benckiser Group PLC (ADR)	22,593,830	398,781
Coca-Cola Company	7,594,465	364,990
Church & Dwight Co., Inc.	3,316,565	293,151
Walgreens Boots Alliance, Inc.	7,990,597	272,000
Archer Daniels Midland Company	4,995,954	231,013
Procter & Gamble Company	1,392,409	190,899
General Mills, Inc.	3,018,149	178,433
Sysco Corp.	2,396,543	132,553
Unilever PLC (ADR)	2,237,367	127,150
Kraft Heinz Company	2,148,871	65,734
Unilever NV	695,182	39,319
		8,499,805

Consumer discretionary 4.83%
Home Depot, Inc.	8,608,463	2,295,963
General Motors Company	31,841,532	1,099,488
VF Corp.	7,718,839	518,706
Darden Restaurants, Inc.	3,360,933	308,937
Wynn Resorts, Ltd.[2]	3,888,210	281,623
Chipotle Mexican Grill, Inc.[1]	221,467	266,088
Dollar General Corp.	1,204,583	251,409
Vail Resorts, Inc.	610,501	141,661
YUM! Brands, Inc.	1,505,000	140,462
NIKE, Inc., Class B	1,061,513	127,466
Marriott International, Inc., Class A	1,362,214	126,522
Starbucks Corp.	753,430	65,518
Royal Caribbean Cruises Ltd.	1,066,305	60,161
Amazon.com, Inc.[1]	19,777	60,046
Domino’s Pizza, Inc.	82,871	31,352
		5,775,402

Materials 4.66%
Dow Inc.	28,369,836	1,290,544
LyondellBasell Industries NV	13,194,626	903,172
Air Products and Chemicals, Inc.	2,857,800	789,439
Nucor Corp.	13,666,661	652,720
Vulcan Materials Co.	3,995,298	578,679
Linde PLC	2,573,446	567,033
Packaging Corp. of America	1,885,110	215,826
Huntsman Corp.	6,993,685	169,876
PPG Industries, Inc.	1,117,522	144,965
Corteva, Inc.	2,990,187	98,616
Sherwin-Williams Company	119,958	82,529
Rio Tinto PLC (ADR)	1,275,000	72,382
		5,565,781

4	Washington Mutual Investors Fund

Common stocks (continued)	Shares	Value (000)
Utilities 3.69%
Sempra Energy	6,478,494	$812,144
Xcel Energy Inc.	10,839,245	759,072
DTE Energy Company	5,931,020	732,007
CMS Energy Corp.	8,546,324	541,239
Public Service Enterprise Group Inc.	8,112,302	471,730
American Electric Power Company, Inc.	4,120,989	370,601
Exelon Corp.	7,917,113	315,814
Dominion Energy, Inc.	1,997,650	160,491
Edison International	2,539,084	142,290
NextEra Energy, Inc.	1,390,400	101,791
		4,407,179

Energy 3.11%
Enbridge Inc.	34,763,933	958,094
Chevron Corp.	10,860,713	754,820
Pioneer Natural Resources Company	6,800,000	541,008
Baker Hughes Co., Class A	26,137,289	386,048
EOG Resources, Inc.	8,666,131	296,728
TC Energy Corp.	4,771,422	188,280
ConocoPhillips	5,974,750	170,997
Cabot Oil & Gas Corp.	8,015,000	142,587
Valero Energy Corp.	3,190,000	123,166
Exxon Mobil Corp.	3,482,007	113,583
Royal Dutch Shell PLC, Class B (ADR)	1,713,500	41,381
		3,716,692

Real estate 1.64%
Digital Realty Trust, Inc. REIT	7,207,243	1,040,005
Alexandria Real Estate Equities, Inc. REIT	3,006,462	455,539
American Tower Corp. REIT	786,774	180,683
Extra Space Storage Inc. REIT	1,408,343	163,297
AvalonBay Communities, Inc. REIT	867,879	120,748
		1,960,272

Total common stocks (cost: $82,823,381,000)		116,329,482

Convertible stocks 0.91%
Utilities 0.30%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,604,420	166,635
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	1,608,107	85,857
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	533,944	28,587
DTE Energy Company, convertible preferred units, 6.25% 2022	1,724,004	82,028
		363,107

Information technology 0.29%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	289,991	345,087

Health care 0.25%
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	2,970,405	154,699
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	108,772	145,128
		299,827

Financials 0.07%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,498,720	77,993

Total convertible stocks (cost: $983,829,000)		1,086,014

Washington Mutual Investors Fund	5

Short-term securities 1.65%	Shares	Value (000)
Money market investments 1.65%
Capital Group Central Cash Fund 0.11%[3,4]	19,734,539	$1,973,651

Total short-term securities (cost: $1,973,275,000)		1,973,651
Total investment securities 99.92% (cost: $85,780,485,000)		119,389,147
Other assets less liabilities 0.08%		95,087

Net assets 100.00%		$119,484,234

Investments in affiliates4

					Net
	Value of			Net	unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	5/1/2020	Additions	Reductions	loss	(depreciation)	10/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wynn Resorts, Ltd.[2]	$589,863	$105,331	$372,169	$(234,219)	$192,817	$—	$—
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 0.11%[3]	4,911,636	3,448,720	6,385,792	(31)	(882)	1,973,651	1,748
Total 1.65%				$(234,250)	$191,935	$1,973,651	$1,748

[1]	Security did not produce income during the last 12 months.
[2]	Unaffiliated issuer at 10/31/2020.
[3]	Rate represents the seven-day yield at 10/31/2020.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

6	Washington Mutual Investors Fund

Financial statements

Statement of assets and liabilities	unaudited
at October 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $83,807,210)	$117,415,496
Affiliated issuers (cost: $1,973,275)	1,973,651	$119,389,147
Cash		952
Receivables for:
Sales of investments	218,642
Sales of fund’s shares	330,641
Dividends	153,626
Other	150	703,059
		120,093,158
Liabilities:
Payables for:
Purchases of investments	210,381
Repurchases of fund’s shares	337,885
Investment advisory services	24,331
Services provided by related parties	23,032
Board members’ deferred compensation	13,068
Other	227	608,924
Net assets at October 31, 2020		$119,484,234

Net assets consist of:
Capital paid in on shares of beneficial interest		$83,688,991
Total distributable earnings		35,795,243
Net assets at October 31, 2020		$119,484,234

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,688,713 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$56,352,625	1,267,105		$44.47
Class C	1,255,018	28,645		43.81
Class T	10	—	*	44.47
Class F-1	2,361,758	53,333		44.28
Class F-2	20,345,504	457,945		44.43
Class F-3	4,700,420	105,739		44.45
Class 529-A	2,276,239	51,316		44.36
Class 529-C	97,580	2,214		44.08
Class 529-E	85,784	1,947		44.07
Class 529-T	13	—	*	44.47
Class 529-F-1	11	—	*	44.23
Class 529-F-2	200,871	4,517		44.47
Class 529-F-3	10	—	*	44.47
Class R-1	64,574	1,470		43.94
Class R-2	606,977	13,878		43.74
Class R-2E	86,821	1,963		44.23
Class R-3	1,570,538	35,662		44.04
Class R-4	2,841,255	64,280		44.20
Class R-5E	383,692	8,643		44.40
Class R-5	924,383	20,795		44.45
Class R-6	25,330,151	569,261		44.50

*	Amount less than one thousand.

See notes to financial statements.

Washington Mutual Investors Fund	7

Financial statements (continued)

Statement of operations	unaudited
for the six months ended October 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,442; also includes $1,748 from affiliates)	$1,394,389
Interest	255	$1,394,644
Fees and expenses*:
Investment advisory services	139,848
Distribution services	96,488
Transfer agent services	39,003
Administrative services	18,343
Reports to shareholders	1,600
Registration statement and prospectus	1,964
Board members’ compensation	3,078
Auditing and legal	292
Custodian	1,784
Other	909	303,309
Net investment income		1,091,335

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,386,007
Affiliated issuers	(234,250)
In-kind redemptions	70,483
Currency transactions	848	2,223,088
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,570,760
Affiliated issuers	191,935
Currency translations	(2)	4,762,693
Net realized gain and unrealized appreciation		6,985,781

Net increase in net assets resulting from operations		$8,077,116

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Six months ended October 31, 2020*	Year ended April 30, 2020
Operations:
Net investment income	$1,091,335	$2,400,930
Net realized gain	2,223,088	3,259,195
Net unrealized appreciation (depreciation)	4,762,693	(9,844,980)
Net increase (decrease) in net assets resulting from operations	8,077,116	(4,184,855)

Distributions paid to shareholders	(1,162,637)	(8,467,507)

Net capital share transactions	(679,993)	8,806,566

Total increase (decrease) in net assets	6,234,486	(3,845,796)

Net assets:
Beginning of period	113,249,748	117,095,544
End of period	$119,484,234	$113,249,748

*	Unaudited.

See notes to financial statements.

8	Washington Mutual Investors Fund

Notes to financial statements	unaudited

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 and Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Washington Mutual Investors Fund	9

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

10	Washington Mutual Investors Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Washington Mutual Investors Fund	11

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$310,980
Post-October capital loss deferral[1]	(257,785)

[1]	This deferral is considered incurred in the subsequent year.

As of October 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$36,976,649
Gross unrealized depreciation on investments	(3,348,800)
Net unrealized appreciation on investments	33,627,849
Cost of investments	85,761,298

12	Washington Mutual Investors Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended October 31, 2020					Year ended April 30, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$525,933		$—	$525,933		$1,127,019		$3,022,747		$4,149,766
Class C	8,105		—	8,105		19,738		87,744		107,482
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	21,918		—	21,918		52,103		143,629		195,732
Class F-2	203,628		—	203,628		390,177		926,177		1,316,354
Class F-3	49,170		—	49,170		88,991		202,344		291,335
Class 529-A	20,585		—	20,585		43,609		120,493		164,102
Class 529-C	857		—	857		2,780		13,040		15,820
Class 529-E	719		—	719		1,619		5,160		6,779
Class 529-T	—	[2]	—	—	[2]	—	[2]	1		1
Class 529-F-1	2,055		—	2,055		4,178		10,109		14,287
Class 529-F-2[3]	—		—	—
Class 529-F-3[3]	—		—	—
Class R-1	385		—	385		887		4,216		5,103
Class R-2	3,576		—	3,576		7,835		36,071		43,906
Class R-2E	656		—	656		1,407		5,084		6,491
Class R-3	12,701		—	12,701		28,956		96,071		125,027
Class R-4	27,168		—	27,168		62,912		175,158		238,070
Class R-5E	3,318		—	3,318		3,947		8,484		12,431
Class R-5	10,475		—	10,475		28,097		68,706		96,803
Class R-6	271,388		—	271,388		514,173		1,163,845		1,678,018
Total	$1,162,637		$—	$1,162,637		$2,378,428		$6,089,079		$8,467,507

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2115% on such assets in excess of $116 billion. On June 11, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective September 1, 2020, decreasing the annual rate to 0.2095% on daily net assets in excess of $144 billion. For the six months ended October 31, 2020, the investment advisory services fee was $139,848,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

Washington Mutual Investors Fund	13

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

14	Washington Mutual Investors Fund

For the six months ended October 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$71,659	$20,608		$8,714		Not applicable
Class C	7,024	514		214		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,126	1,505		378		Not applicable
Class F-2	Not applicable	10,738		3,039		Not applicable
Class F-3	Not applicable	120		695		Not applicable
Class 529-A	2,741	732		350		$720
Class 529-C	721	55		23		47
Class 529-E	221	15		14		28
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	65		31		63
Class 529-F-2†	Not applicable	—		—		—
Class 529-F-3†	Not applicable	—		—		—
Class R-1	336	37		10		Not applicable
Class R-2	2,410	1,137		96		Not applicable
Class R-2E	288	100		14		Not applicable
Class R-3	4,186	1,301		251		Not applicable
Class R-4	3,776	1,517		453		Not applicable
Class R-5E	Not applicable	242		50		Not applicable
Class R-5	Not applicable	262		151		Not applicable
Class R-6	Not applicable	55		3,860		Not applicable
Total class-specific expenses	$96,488	$39,003		$18,343		$858

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $3,078,000 in the fund’s statement of operations reflects $694,000 in current fees (either paid in cash or deferred) and a net increase of $2,384,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended October 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $164,661,000 and $281,150,000, respectively, which generated $34,267,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2020.

Washington Mutual Investors Fund	15

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales			Reinvestments of distributions				Repurchases		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended October 31, 2020

Class A	$1,822,187	40,910		$513,373		11,350		$(3,529,129)	(78,455)	$(1,193,569)	(26,195)
Class C	71,362	1,622		8,019		180		(410,657)	(9,373)	(331,276)	(7,571)
Class T	—	—		—		—		—	—	—	—
Class F-1	122,622	2,754		21,381		475		(461,321)	(10,461)	(317,318)	(7,232)
Class F-2	2,967,274	66,276		198,485		4,390		(2,090,624)	(46,601)	1,075,135	24,065
Class F-3	794,356	17,714		48,543		1,073		(546,911)	(12,160)	295,988	6,627
Class 529-A	209,341	4,733		20,580		456		(229,066)	(5,091)	855	98
Class 529-C	8,574	194		856		20		(139,756)	(3,201)	(130,326)	(2,987)
Class 529-E	3,461	78		719		16		(12,002)	(268)	(7,822)	(174)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,016	378		2,055		46		(222,484)	(5,021)	(203,413)	(4,597)
Class 529-F-2[3]	200,871	4,517		—		—		—	—	200,871	4,517
Class 529-F-3[3]	10	—	[2]	—		—		—	—	10	— [2]
Class R-1	3,912	88		383		9		(10,376)	(233)	(6,081)	(136)
Class R-2	55,022	1,247		3,575		80		(99,747)	(2,253)	(41,150)	(926)
Class R-2E	8,217	186		656		15		(20,310)	(453)	(11,437)	(252)
Class R-3	121,801	2,765		12,687		283		(267,509)	(6,007)	(133,021)	(2,959)
Class R-4	151,413	3,418		27,153		604		(390,418)	(8,687)	(211,852)	(4,665)
Class R-5E	113,015	2,463		3,318		73		(39,425)	(870)	76,908	1,666
Class R-5	52,267	1,171		10,457		232		(196,523)	(4,368)	(133,799)	(2,965)
Class R-6	1,935,940	43,665		271,202		5,992		(1,815,838)	(40,198)	391,304	9,459
Total net increase (decrease)	$8,658,661	194,179		$1,143,442		25,294		$(10,482,096)	(233,700)	$(679,993)	(14,227)

Year ended April 30, 2020

Class A	$4,310,591	97,037		$4,064,002		88,829		$(7,388,459)	(166,408)	$986,134	19,458
Class C	270,327	6,115		106,433		2,339		(444,857)	(10,098)	(68,097)	(1,644)
Class T	—	—		—		—		—	—	—	—
Class F-1	482,219	10,649		191,658		4,203		(683,953)	(15,370)	(10,076)	(518)
Class F-2	6,953,320	155,049		1,282,497		28,159		(4,874,842)	(111,308)	3,360,975	71,900
Class F-3	1,611,667	35,772		288,191		6,330		(815,459)	(18,484)	1,084,399	23,618
Class 529-A	247,298	5,433		164,049		3,594		(425,811)	(9,352)	(14,464)	(325)
Class 529-C	32,347	716		15,812		346		(80,590)	(1,775)	(32,431)	(713)
Class 529-E	8,117	182		6,776		149		(21,263)	(471)	(6,370)	(140)
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	48,168	1,055		14,281		315		(37,407)	(824)	25,042	546
Class R-1	10,510	242		5,073		111		(28,780)	(645)	(13,197)	(292)
Class R-2	140,710	3,175		43,834		964		(213,585)	(4,843)	(29,041)	(704)
Class R-2E	31,221	691		6,491		141		(28,857)	(649)	8,855	183
Class R-3	296,733	6,682		124,919		2,746		(598,919)	(13,373)	(177,267)	(3,945)
Class R-4	453,864	10,123		236,916		5,202		(1,022,972)	(22,708)	(332,192)	(7,383)
Class R-5E	229,823	5,022		12,429		276		(39,025)	(887)	203,227	4,411
Class R-5	191,648	4,254		96,605		2,111		(556,286)	(12,129)	(268,033)	(5,764)
Class R-6	5,247,977	118,900		1,674,337		36,752		(2,833,213)	(62,208)	4,089,101	93,444
Total net increase (decrease)	$20,566,540	461,097		$8,334,304		182,567		$(20,094,278)	(451,532)	$8,806,566	192,132

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,551,380,000 and $12,376,133,000, respectively, during the six months ended October 31, 2020.

16	Washington Mutual Investors Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
10/31/2020[4,5]	$41.94	$.38	$2.56	$2.94	$(.41)	$—	$(.41)	$44.47	7.00%[6]		$56,353		.59%[7]		1.69%[7]
4/30/2020	46.68	.88	(2.36)	(1.48)	(.88)	(2.38)	(3.26)	41.94	(3.63)		54,235		.58		1.93
4/30/2019	45.27	.88	3.86	4.74	(.86)	(2.47)	(3.33)	46.68	11.26		59,459		.57		1.96
4/30/2018	42.89	.88	4.89	5.77	(.86)	(2.53)	(3.39)	45.27	13.77		56,052		.57		1.97
4/30/2017	39.38	.80	5.33	6.13	(.79)	(1.83)	(2.62)	42.89	15.91		53,976		.58		1.95
Class C:
10/31/2020[4,5]	41.33	.22	2.51	2.73	(.25)	—	(.25)	43.81	6.59	[6]	1,255		1.33	[7]	.97	[7]
4/30/2020	46.01	.54	(2.31)	(1.77)	(.53)	(2.38)	(2.91)	41.33	(4.33)		1,497		1.33		1.19
4/30/2019	44.66	.52	3.81	4.33	(.51)	(2.47)	(2.98)	46.01	10.40		1,742		1.35		1.18
4/30/2018	42.36	.52	4.81	5.33	(.50)	(2.53)	(3.03)	44.66	12.85		1,606		1.37		1.18
4/30/2017	38.92	.47	5.27	5.74	(.47)	(1.83)	(2.30)	42.36	14.99		1,643		1.38		1.15
Class T:
10/31/2020[4,5]	41.93	.44	2.56	3.00	(.46)	—	(.46)	44.47	7.15	[6,8]	—	[9]	.34	[7,8]	1.94	[7,8]
4/30/2020	46.68	1.00	(2.38)	(1.38)	(.99)	(2.38)	(3.37)	41.93	(3.39)[8]		—	[9]	.34	[8]	2.18	[8]
4/30/2019	45.27	.98	3.86	4.84	(.96)	(2.47)	(3.43)	46.68	11.50	[8]	—	[9]	.36	[8]	2.17	[8]
4/30/2018	42.89	.97	4.89	5.86	(.95)	(2.53)	(3.48)	45.27	14.01	[8]	—	[9]	.36	[8]	2.17	[8]
4/30/2017[4,10]	42.53	.01	.35	.36	—	—	—	42.89	.85	[6,8]	—	[9]	.02	[6,8]	.03	[6,8]
Class F-1:
10/31/2020[4,5]	41.76	.37	2.55	2.92	(.40)	—	(.40)	44.28	6.97	[6]	2,362		.64	[7]	1.65	[7]
4/30/2020	46.49	.85	(2.35)	(1.50)	(.85)	(2.38)	(3.23)	41.76	(3.68)		2,529		.64		1.88
4/30/2019	45.10	.84	3.84	4.68	(.82)	(2.47)	(3.29)	46.49	11.17		2,840		.66		1.88
4/30/2018	42.74	.84	4.87	5.71	(.82)	(2.53)	(3.35)	45.10	13.66		2,771		.67		1.89
4/30/2017	39.25	.76	5.32	6.08	(.76)	(1.83)	(2.59)	42.74	15.81		2,999		.67		1.86
Class F-2:
10/31/2020[4,5]	41.89	.43	2.57	3.00	(.46)	—	(.46)	44.43	7.13	[6]	20,345		.38	[7]	1.90	[7]
4/30/2020	46.64	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.89	(3.44)		18,175		.39		2.13
4/30/2019	45.24	.96	3.86	4.82	(.95)	(2.47)	(3.42)	46.64	11.47		16,882		.38		2.14
4/30/2018	42.86	.96	4.89	5.85	(.94)	(2.53)	(3.47)	45.24	14.00		11,874		.38		2.15
4/30/2017	39.36	.87	5.33	6.20	(.87)	(1.83)	(2.70)	42.86	16.10		9,463		.41		2.10
Class F-3:
10/31/2020[4,5]	41.91	.45	2.57	3.02	(.48)	—	(.48)	44.45	7.19	[6]	4,700		.28	[7]	2.00	[7]
4/30/2020	46.66	1.02	(2.37)	(1.35)	(1.02)	(2.38)	(3.40)	41.91	(3.33)		4,154		.27		2.24
4/30/2019	45.26	1.00	3.86	4.86	(.99)	(2.47)	(3.46)	46.66	11.56		3,523		.30		2.22
4/30/2018	42.88	.94	4.96	5.90	(.99)	(2.53)	(3.52)	45.26	14.10		2,212		.30		2.10
4/30/2017[4,11]	41.86	.15	1.10	1.25	(.23)	—	(.23)	42.88	2.98	[6]	249		.08	[6]	.35	[6]
Class 529-A:
10/31/2020[4,5]	41.83	.37	2.56	2.93	(.40)	—	(.40)	44.36	7.00	[6]	2,276		.63	[7]	1.64	[7]
4/30/2020	46.56	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.83	(3.66)		2,142		.63		1.89
4/30/2019	45.16	.84	3.85	4.69	(.82)	(2.47)	(3.29)	46.56	11.18		2,400		.65		1.88
4/30/2018	42.80	.84	4.88	5.72	(.83)	(2.53)	(3.36)	45.16	13.67		2,270		.65		1.88
4/30/2017	39.30	.77	5.32	6.09	(.76)	(1.83)	(2.59)	42.80	15.82		1,982		.66		1.86

See end of table for footnotes.

Washington Mutual Investors Fund	17

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
10/31/2020[4,5]	$41.56	$.23	$2.51	$2.74	$(.22)	$—	$(.22)	$44.08	6.59%[6]		$97		1.37%[7]		1.03%[7]
4/30/2020	46.25	.53	(2.33)	(1.80)	(.51)	(2.38)	(2.89)	41.56	(4.38)		216		1.36		1.16
4/30/2019	44.87	.51	3.83	4.34	(.49)	(2.47)	(2.96)	46.25	10.36		273		1.39		1.15
4/30/2018	42.48	.52	4.82	5.34	(.42)	(2.53)	(2.95)	44.87	12.83		298		1.42		1.17
4/30/2017	39.03	.45	5.27	5.72	(.44)	(1.83)	(2.27)	42.48	14.91		470		1.43		1.10
Class 529-E:
10/31/2020[4,5]	41.56	.32	2.54	2.86	(.35)	—	(.35)	44.07	6.88	[6]	86		.85	[7]	1.43	[7]
4/30/2020	46.27	.75	(2.33)	(1.58)	(.75)	(2.38)	(3.13)	41.56	(3.89)		88		.86		1.66
4/30/2019	44.90	.74	3.82	4.56	(.72)	(2.47)	(3.19)	46.27	10.91		105		.89		1.65
4/30/2018	42.57	.73	4.85	5.58	(.72)	(2.53)	(3.25)	44.90	13.40		103		.89		1.65
4/30/2017	39.10	.66	5.30	5.96	(.66)	(1.83)	(2.49)	42.57	15.54		100		.90		1.62
Class 529-T:
10/31/2020[4,5]	41.93	.43	2.57	3.00	(.46)	—	(.46)	44.47	7.13	[6,8]	—	[9]	.38	[7,8]	1.90	[7,8]
4/30/2020	46.68	.97	(2.37)	(1.40)	(.97)	(2.38)	(3.35)	41.93	(3.44)[8]		—	[9]	.38	[8]	2.14	[8]
4/30/2019	45.27	.95	3.86	4.81	(.93)	(2.47)	(3.40)	46.68	11.44	[8]	—	[9]	.41	[8]	2.12	[8]
4/30/2018	42.89	.94	4.90	5.84	(.93)	(2.53)	(3.46)	45.27	13.95	[8]	—	[9]	.42	[8]	2.10	[8]
4/30/2017[4,10]	42.53	.01	.35	.36	—	—	—	42.89	.85	[6,8]	—	[9]	.03	[6,8]	.02	[6,8]
Class 529-F-1:
10/31/2020[4,5]	41.70	.42	2.56	2.98	(.45)	—	(.45)	44.23	7.14	[6,8]	—	[9]	.40	[7,8]	1.88	[7,8]
4/30/2020	46.44	.96	(2.35)	(1.39)	(.97)	(2.38)	(3.35)	41.70	(3.45)		192		.40		2.12
4/30/2019	45.06	.94	3.84	4.78	(.93)	(2.47)	(3.40)	46.44	11.42		188		.42		2.11
4/30/2018	42.71	.94	4.87	5.81	(.93)	(2.53)	(3.46)	45.06	13.93		146		.42		2.10
4/30/2017	39.23	.85	5.31	6.16	(.85)	(1.83)	(2.68)	42.71	16.06		126		.44		2.08
Class 529-F-2:
10/31/2020[4,5,12]	44.47	—	—	—	—	—	—	44.47	—		201		—		—
Class 529-F-3:
10/31/2020[4,5,12]	44.47	—	—	—	—	—	—	44.47	—		—	[9]	—		—
Class R-1:
10/31/2020[4,5]	41.45	.21	2.53	2.74	(.25)	—	(.25)	43.94	6.59	[6]	65		1.35	[7]	.94	[7]
4/30/2020	46.13	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.45	(4.37)		67		1.37		1.15
4/30/2019	44.76	.51	3.82	4.33	(.49)	(2.47)	(2.96)	46.13	10.37		88		1.39		1.14
4/30/2018	42.45	.51	4.82	5.33	(.49)	(2.53)	(3.02)	44.76	12.82		92		1.39		1.15
4/30/2017	39.00	.46	5.28	5.74	(.46)	(1.83)	(2.29)	42.45	14.98		93		1.39		1.14

See end of table for footnotes.

18	Washington Mutual Investors Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-2:
10/31/2020[4,5]	$41.26	$.20	$2.53	$2.73	$(.25)	$—	$(.25)	$43.74	6.60%[6]	$607		1.38%[7]		.91%[7]
4/30/2020	45.94	.52	(2.31)	(1.79)	(.51)	(2.38)	(2.89)	41.26	(4.37)	611		1.37		1.15
4/30/2019	44.60	.51	3.80	4.31	(.50)	(2.47)	(2.97)	45.94	10.37	712		1.39		1.14
4/30/2018	42.31	.51	4.81	5.32	(.50)	(2.53)	(3.03)	44.60	12.82	713		1.39		1.15
4/30/2017	38.88	.46	5.26	5.72	(.46)	(1.83)	(2.29)	42.31	14.97	736		1.39		1.13
Class R-2E:
10/31/2020[4,5]	41.72	.27	2.55	2.82	(.31)	—	(.31)	44.23	6.74 [6]	87		1.08	[7]	1.21	[7]
4/30/2020	46.43	.66	(2.34)	(1.68)	(.65)	(2.38)	(3.03)	41.72	(4.09)	92		1.07		1.45
4/30/2019	45.05	.64	3.85	4.49	(.64)	(2.47)	(3.11)	46.43	10.69	94		1.09		1.43
4/30/2018	42.71	.62	4.89	5.51	(.64)	(2.53)	(3.17)	45.05	13.19	62		1.09		1.39
4/30/2017	39.26	.55	5.33	5.88	(.60)	(1.83)	(2.43)	42.71	15.27	31		1.10		1.35
Class R-3:
10/31/2020[4,5]	41.54	.30	2.54	2.84	(.34)	—	(.34)	44.04	6.82 [6]	1,571		.93	[7]	1.36	[7]
4/30/2020	46.24	.72	(2.32)	(1.60)	(.72)	(2.38)	(3.10)	41.54	(3.94)	1,604		.92		1.60
4/30/2019	44.87	.71	3.82	4.53	(.69)	(2.47)	(3.16)	46.24	10.86	1,968		.94		1.59
4/30/2018	42.54	.71	4.84	5.55	(.69)	(2.53)	(3.22)	44.87	13.34	1,965		.94		1.59
4/30/2017	39.08	.65	5.28	5.93	(.64)	(1.83)	(2.47)	42.54	15.49	1,890		.95		1.58
Class R-4:
10/31/2020[4,5]	41.68	.37	2.56	2.93	(.41)	—	(.41)	44.20	7.00 [6]	2,841		.62	[7]	1.66	[7]
4/30/2020	46.41	.86	(2.35)	(1.49)	(.86)	(2.38)	(3.24)	41.68	(3.67)	2,874		.62		1.90
4/30/2019	45.03	.85	3.83	4.68	(.83)	(2.47)	(3.30)	46.41	11.19	3,542		.64		1.89
4/30/2018	42.68	.84	4.87	5.71	(.83)	(2.53)	(3.36)	45.03	13.70	2,954		.64		1.89
4/30/2017	39.20	.77	5.31	6.08	(.77)	(1.83)	(2.60)	42.68	15.83	2,683		.64		1.88
Class R-5E:
10/31/2020[4,5]	41.86	.42	2.57	2.99	(.45)	—	(.45)	44.40	7.13 [6]	384		.42	[7]	1.85	[7]
4/30/2020	46.61	.95	(2.35)	(1.40)	(.97)	(2.38)	(3.35)	41.86	(3.45)	292		.41		2.11
4/30/2019	45.23	.94	3.85	4.79	(.94)	(2.47)	(3.41)	46.61	11.41	120		.43		2.11
4/30/2018	42.86	.85	4.98	5.83	(.93)	(2.53)	(3.46)	45.23	13.93	12		.43		1.88
4/30/2017[4,13]	39.36	.75	5.42	6.17	(.84)	(1.83)	(2.67)	42.86	16.04	—	[9]	.48	[6]	1.82	[6]
Class R-5:
10/31/2020[4,5]	41.91	.44	2.57	3.01	(.47)	—	(.47)	44.45	7.16 [6]	924		.32	[7]	1.96	[7]
4/30/2020	46.66	1.01	(2.38)	(1.37)	(1.00)	(2.38)	(3.38)	41.91	(3.38)	996		.32		2.20
4/30/2019	45.25	.99	3.85	4.84	(.96)	(2.47)	(3.43)	46.66	11.53	1,378		.34		2.20
4/30/2018	42.87	.98	4.89	5.87	(.96)	(2.53)	(3.49)	45.25	14.04	2,078		.34		2.20
4/30/2017	39.37	.90	5.32	6.22	(.89)	(1.83)	(2.72)	42.87	16.16	2,137		.35		2.18
Class R-6:
10/31/2020[4,5]	41.96	.45	2.57	3.02	(.48)	—	(.48)	44.50	7.18 [6]	25,330		.27	[7]	2.01	[7]
4/30/2020	46.71	1.03	(2.37)	(1.34)	(1.03)	(2.38)	(3.41)	41.96	(3.32)	23,486		.27		2.25
4/30/2019	45.29	1.01	3.87	4.88	(.99)	(2.47)	(3.46)	46.71	11.60	21,782		.29		2.23
4/30/2018	42.91	.99	4.90	5.89	(.98)	(2.53)	(3.51)	45.29	14.09	16,371		.29		2.22
4/30/2017	39.40	.91	5.34	6.25	(.91)	(1.83)	(2.74)	42.91	16.23	11,692		.30		2.21

	Six months ended October 31,	Year ended April 30,
	2020[4,5,6]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[14]	11%	30%	25%	25%	21%	30%

Washington Mutual Investors Fund	19

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class 529-F-2 and Class 529-F-3 shares began investment operations on October 30, 2020.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

20	Washington Mutual Investors Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Washington Mutual Investors Fund	21

Expense example (continued)

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,069.99	$3.08	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	1,065.90	6.93	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	1,071.50	1.78	.34
Class T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-1 – actual return	1,000.00	1,069.67	3.34	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	1,071.34	1.98	.38
Class F-2 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-3 – actual return	1,000.00	1,071.91	1.46	.28
Class F-3 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 529-A – actual return	1,000.00	1,069.96	3.29	.63
Class 529-A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-C – actual return	1,000.00	1,065.94	7.13	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class 529-E – actual return	1,000.00	1,068.83	4.43	.85
Class 529-E – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class 529-T – actual return	1,000.00	1,071.28	1.98	.38
Class 529-T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-F-1 – actual return	1,000.00	1,071.38	2.09	.40
Class 529-F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-1 – actual return	1,000.00	1,065.94	7.03	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2 – actual return	1,000.00	1,066.03	7.19	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,067.36	5.63	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,068.23	4.85	.93
Class R-3 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 – actual return	1,000.00	1,069.99	3.23	.62
Class R-4 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5E – actual return	1,000.00	1,071.28	2.19	.42
Class R-5E – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-5 – actual return	1,000.00	1,071.65	1.67	.32
Class R-5 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	1,071.83	1.41	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

22	Washington Mutual Investors Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through August 31, 2021. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the Board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Washington Mutual Investors Fund	23

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

24	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	25

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26	Washington Mutual Investors Fund

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Washington Mutual Investors Fund	27

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	Washington Mutual Investors Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 31, 2020